Note 12 - Share Capital (Details Textual) $ / shares in Units, $ in Thousands, $ in Millions	12 Months Ended
	Nov. 30, 2023 CAD ($) $ / shares shares		Nov. 30, 2022 CAD ($) $ / shares shares		Nov. 24, 2023 USD ($)	Dec. 30, 2022 USD ($)	Dec. 10, 2021 USD ($)
Statement Line Items [Line Items]
Issue of equity, number of shares (in shares) | shares	16,950,153
Percentage of shares issued reserved for issuance for options granted			10.00%
Increase (decrease) in number of shares outstanding through exercise of options (in shares) | shares	2,371,493		691,501
Weighted average share price (in CAD per share) | $ / shares	$ 1.22		$ 2.25
Number of share options exercised in share-based payment arrangement	2,377,000	[1]	705,520	[2]
Increase (decrease) in number of shares outstanding through exercise of options on net exercise basis (in shares) | shares	1,993		5,981
Number of share options exercised on net exercise basis in share-based payment arrangement (in shares) | shares	7,500		20,000
Share options 1 [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees and consultants	$ 2,403		$ 2,254
Restricted shares [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees and consultants	381
Restricted share rights [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with employees and consultants			$ 131
Top of range [member]
Statement Line Items [Line Items]
Maximum term of options granted for share-based payment arrangement (Year)			5 years
ATM program [member]
Statement Line Items [Line Items]
Issue of equity, maximum distribution amount					$ 50	$ 50	$ 50
Maximum aggregate gross sales proceeds of shares					$ 50	$ 50
Issue of equity, number of shares (in shares) | shares			12,653,643
Proceeds from issuing shares	22,769		$ 18,452
Payments for share issue costs	$ 570		$ 460

[1]	During the year ended November 30, 2022, the Company issued 691,501 common shares at weighted average trading prices of $2.25. The common shares were issued pursuant to the exercise of 705,520 share options, of which 5,981 common shares were issued pursuant to the exercise of 20,000 share options on a net exercise basis.
[2]	During the year ended November 30, 2021, the Company issued 1,154,918 common shares at weighted average trading prices of $2.02. The common shares were issued pursuant to the exercise of 1,197,850 share options, of which 37,068 common shares were issued pursuant to the exercise of 80,000 share options on a net exercise basis.